Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Loss In Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stockholders' equity	$ 6,294,465	$ 5,722,203	$ 6,509,426	$ 6,459,059
Foreign currency translation adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stockholders' equity	(7,861)	2,682
Unrealized gain (loss) on defined benefit plans | Pension obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stockholders' equity	1,449	(248)
Unrealized gain (loss) on defined benefit plans | Post-retirement healthcare obligations
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stockholders' equity	9,342	11,310
Unrealized loss on hedging instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stockholders' equity	(259)	(282)
Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stockholders' equity	$ 2,671	$ 13,462	$ 14,774	$ 13,623